SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11.  SUBSEQUENT EVENTS

On November 3, 2021 the Company entered into a new promissory note with related parties of the Company in the aggregate principal amount of $500,000 in order to finance the Company’s working capital needs. The promissory note is non-interest bearing and is not convertible into any securities of the Company and shall be payable upon the consummation of a Business Combination.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 8, 2021, the date that the financial statements were available to be issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock transactions.